15. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS

15.     INTANGIBLE ASSETS

The intangible assets rollforward is set forth below:

	Weighted average amortization rate (p.a.)	12.31.18	Initial adoption IFRS 16	Additions	Disposals	Transfers	Exchange rate variation	12.31.19
Cost
Non-compete agreement		90,012	-	8,105	-	-	1,112	99,229
Goodwill for future profitability		2,694,967	-	-	-	-	18,635	2,713,602
Outgrowers relationship		15,022	-	-	(418)	-	-	14,604
Trademarks		1,336,162	-	-	-	-	(13,900)	1,322,262
Patents		6,066	-	-	-	235	4	6,305
Customer relationship		896,039	-	-	-	-	(3,281)	892,758
Software		491,830	61	38,259	(95,275)	87,576	1,164	523,615
Intangible in progress		-	-	47,422	-	(35,294)	23	12,151
		5,530,098	61	93,786	(95,693)	52,517	3,757	5,584,526

Amortization
Non-compete agreement	33.67%	(45,802)	-	(27,811)	-	-	(577)	(74,190)
Outgrowers relationship	13.02%	(11,552)	-	(1,546)	354	-	-	(12,744)
Patents	19.05%	(5,149)	-	(470)	-	-	(7)	(5,626)
Customer relationship	7.31%	(172,450)	-	(67,137)	-	-	(2,676)	(242,263)
Software	23.18%	(275,747)	-	(141,925)	77,027	(10)	(969)	(341,624)
		(510,700)	-	(238,889)	77,381	(10)	(4,229)	(676,447)
		5,019,398	61	(145,103)	(18,312)	52,507	(472)	4,908,079

	Weighted average amortization rate (p.a.)	12.31.17	Additions	Disposals	Transfers	Restatement by Hyperinflation	Exchange rate variation	Transfer - held for sale	12.31.18
Cost
Non-compete agreement		62,043	33,748	-	-	9,057	(130)	(14,706)	90,012
Goodwill for future profitability		4,192,228	-	-	-	323,904	116,746	(1,937,911)	2,694,967
Import quotas		111,731	-	-	-	-	12,251	(123,982)	-
Outgrowers relationship		15,022	-	-	-	-	-	-	15,022
Trademarks		1,649,910	-	-	-	250,731	(140,196)	(424,283)	1,336,162
Patents		6,867	16	-	(68)	-	(199)	(550)	6,066
Customer relationship		1,220,801	-	-	-	149,089	19,281	(493,132)	896,039
Supplier relationship		2,049	-	-	-	-	369	(2,418)	-
Software		516,308	2,040	(121,929)	121,828	30,460	(2,374)	(54,503)	491,830
		7,776,959	35,804	(121,929)	121,760	763,241	5,748	(3,051,485)	5,530,098

Amortization
Non-compete agreement	32.70%	(23,501)	(26,794)	-	-	(5,786)	920	9,359	(45,802)
Import quotas	89.94%	(93,139)	(14,365)	-	-	-	(11,325)	118,829	-
Outgrowers relationship	13.24%	(9,590)	(1,963)	-	-	-	-	-	(11,553)
Patents	19.98%	(4,886)	(840)	-	-	(892)	202	1,267	(5,149)
Customer relationship	9.50%	(154,530)	(99,700)	-	-	(55,599)	(11,751)	149,130	(172,450)
Supplier relationship	5.00%	(102)	(115)	-	-	-	(25)	242	-
Software	19.68%	(293,575)	(127,449)	121,929	253	(26,967)	3,624	46,439	(275,746)
		(579,323)	(271,226)	121,929	253	(89,244)	(18,355)	325,266	(510,700)
		7,197,636	(235,422)	-	122,013	673,997	(12,607)	(2,726,219)	5,019,398

During the year ended December 31, 2019, Management did not identify any event that could indicate an impairment of such assets.

15.1        Impairment Test

The impairment test of assets is carried out annually based on the discounted cash flow method, which is prepared in order to determine the value in use of the Company’s cash-generating units (“CGU”). In 2019, the Company used its budget, strategic and financial planning, which demonstrated growth projections until 2024 and average perpetuity of the cash generating units of 3.5% p.a., based on the history of recent years, as well as the economic and financial projections of each market in which the Company operates, in addition to official information from independent and governmental institutions.

The discount rate used by Management to prepare discounted cash flows varied from 10.75% p.a. to 12.91% p.a. according to the CGU. The assumptions presented in the table below were also adopted:

	2020	2021	2022	2023	2024
Inflation Brazil	3.80%	3.75%	3.75%	3.38%	3.38%
Inflation - United States	2.02%	2.20%	2.20%	2.20%	2.20%
Exchange rate - BRL / USD	3.8	3.8	3.85	3.90	3.95

The rates presented above don’t consider the effects of taxes.

Based on Management’s analysis carried out in 2019, no impairment adjustments were identified.

In addition to the analysis mentioned above, Management prepared a deterministic sensitivity analysis considering the variations in the Earnings Before Interest and Tax (“EBIT”) margin and in the nominal discount rate as shown below:

		Variations
Apreciation (devaluation)	1.0%	0.0%	(1.0%)
BRAZIL CGU
Discount rate	10.83%	9.83%	8.83%
Ebit Margin	11.27%	10.27%	9.27%

INTERNATIONAL CGU´s
Discount rate	10.21%	9.21%	8.21%
Ebit Margin	12.07%	11.07%	10.07%

The Company, in its sensitivity analysis, did not identify any scenarios in which an impairment was necessary.